Pension arrangements (Details) - GBP (£)	1 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Aug. 31, 2023
Pension arrangements
Present value of additional contributions Group is expected to pay to remedy revised deficit			£ 870,000	£ 0	£ 865,000
Football League Pension and Life Assurance Scheme
Pension arrangements
Total deficit on actuarial valuation						£ 20,600,000
Contribution to current accrual of benefits			0
Total contributions paid by Group based on actuarial valuation			616,000
Percentage of increase in contributions	5.00%	5.00%
Present value of outstanding contributions to pension arrangements			1,362,000	£ 1,058,000
Football League Pension and Life Assurance Scheme | Within 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements			£ 580,000